Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2017
Summary of significant accounting policies
Schedule of financial information of the VIEs in the PRC

	As of March 31,
	2016	2017
	(in millions of RMB)
Cash and cash equivalents and short-term investments	3,978	7,586
Investment in equity investees and securities	11,605	17,371
Accounts receivable, net of allowance	681	3,301
Amounts due from non-VIE subsidiaries of the Company	511	1,400
Prepayment for licensed copyrights of video content	—	1,469
Property and equipment and intangible assets	1,218	4,738
Others	1,753	2,926
Total assets	19,746	38,791
Amounts due to non-VIE subsidiaries of the Company	12,372	25,317
Accruals for purchase of licensed copyrights of video content	—	2,244
Accrued expenses, account payable and other liabilities	2,624	7,545
Deferred revenue and customer advances	1,806	3,338
Deferred tax liabilities	219	1,481
Total liabilities	17,021	39,925

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Revenue (i)	10,457	8,558	24,712
Net income (loss) (i)	659	35	(4,688)
Net cash (used in) provided by operating activities	(7,343)	1,224	3,220
Net cash used in investing activities	(5,502)	(7,160)	(2,557)
Net cash provided by financing activities	13,018	6,494	2,688

(i)

Revenue and net income (loss) earned and incurred by the consolidated VIEs are primarily from mobile media and entertainment services, cloud computing services as well as the businesses of providing display marketing on the Company's retail marketplaces and others.

Schedule of estimated useful lives of property and equipment

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 5 years
Buildings	20 – 50 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights of video content

User base and customer relationships	1 – 6 years
Trade names, trademarks and domain names	3 – 20 years
Developed technology and patents	2 – 5 years
Non-compete agreements	over the contracted term from 2 – 6 years